S000010509 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.15%	14.59%	17.59%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.18%	10.37%	15.18%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.57%	7.81%	12.86%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.14%	7.94%	12.20%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		9.05%	10.48%	14.81%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		11.16%	11.61%	15.97%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		11.07%	11.55%	16.01%

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.